Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2023 and 2024 are as follows:
March 31, 2023

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥145,768	1.8%
Short-term debt outside Japan, mainly from banks	318,519	4.5
Commercial paper in Japan	42,997	0.1
Commercial paper outside Japan	1,512	4.1

	¥508,796	3.4

March 31, 2024

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥139,450	0.7%
Short-term debt outside Japan, mainly from banks	297,372	5.0
Commercial paper in Japan	7,998	0.1
Commercial paper outside Japan	5,851	2.7
Secured borrowings on securities lending transactions	120,116	1.1
Unsecured bonds	1,122	4.7
Payables under securitized loan receivables and investment in securities	2,186	4.0

	¥574,095	3.1

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates
The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2023 and 2024 are as follows:
March 31, 2023

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2025~2083	¥666,764	1.6%
Floating rate	2024~2077	2,448,488	2.8
Insurance companies and others:
Fixed rate	2025~2083	323,653	0.8
Floating rate	2026~2077	295,625	2.0
Unsecured bonds	2024~2081	1,175,087	2.0
Unsecured notes under medium-term note program	2025~2029	149,535	3.7
Payables under securitized loan receivables and investment in securities	2024~2051	150,571	5.5

		¥5,209,723	2.4

March 31, 2024

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2025~2083	¥777,366	1.6%
Floating rate	2025~2077	2,587,324	3.4
Insurance companies and others:
Fixed rate	2029~2083	352,035	0.6
Floating rate	2029~2077	271,029	2.4
Unsecured bonds	2026~2081	1,208,672	2.0
Unsecured notes under medium-term note program	2028~2030	272,064	3.8
Payables under securitized loan receivables and investment in securities	2025~2044	157,886	6.0

		¥5,626,376	2.7

Schedule of Long Term Debt Repayment
The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2024 is as follows:

Years ending March 31,	Millions of yen
2025	¥880,885
2026	728,921
2027	765,745
2028	775,531
2029	750,758
Thereafter	1,724,536

Total	¥5,626,376

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions
Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2024:

Millions of yen
Lease payments, loans and investment in operating leases	¥310,217
Investment in securities	324,760
Property under facility operations	231,425
Other assets and other	69,740

¥936,142